Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	May 31, 2021	Jun. 01, 2020	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Exceptional Items [line items]
Exceptional restructuring charges				$ (110)	$ (172)	$ (157)
Acquisition costs business combinations				(1)	(17)	(25)
Business and asset disposal				(71)	(247)	(239)
NET finance (cost) income				498	(806)	(1,738)
Decrease of income taxes				399	346	155
Non-controlling interest on the exceptional items				13	20	228
Impairment of goodwill			$ (2,500)			(2,500)	[1]
COVID-19 Costs incurred on account of unforeseen events				(18)	(105)	(182)
Disposal group discontinue operations gain loss on disposal of business						$ 1,919
Zenzele Kabili costs					(72)
Exception non cash imapirment charge investment in joint ventures					$ (258)
Impairment on investment				(1,143)
AB InBev Efes related costs				(51)
Utilization of current year and carry forward interests for which no deferred tax asset was recognized				$ 350
Carlton United Breweries [Member]
Disclosure of Exceptional Items [line items]
Disposal group discontinue operations gain loss on disposal of business		$ 1,919
Brazilian State Tax Regularization Program [Member]
Disclosure of Exceptional Items [line items]
Zenzele Kabili costs	$ (72)

[1]	Amended to conform to 2022 presentation.